SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund
December 31, 2020 (Unaudited)

Shares		Value

Common Stocks — 96.39%
Brazil — 3.09%
90,100	Banco do Brasil SA	$673,035
110,100	CCR SA	285,520
53,500	Hypera SA	352,773

		1,311,328

Chile — 3.86%
53,175	Antofagasta Plc	1,043,249
25,685	Inversiones La Construccion SA	169,908
114,396	SACI Falabella	423,450

		1,636,607

China — 27.32%
8,500	Alibaba Group Holding Ltd., ADR*	1,978,205
4,800	Baidu, Inc., ADR*	1,037,952
146,000	China Resources Cement Holdings Ltd.	163,072
470,000	China Unicom Hong Kong Ltd.	268,123
422,000	Chinasoft International Ltd.	471,633
558,000	CSPC Pharmaceutical Group Ltd.	568,122
4,200	Daqo New Energy Corp., ADR*	240,912
98,583	Flat Glass Group Co. Ltd., Class H	415,855
53,700	Gree Electric Appliances, Inc. of Zhuhai, Class A	508,994
274,000	KWG Group Holdings Ltd.	374,360
454,000	Lee & Man Paper Manufacturing Ltd.	372,534
4,600	NetEase, Inc., ADR	440,542
618,000	Nexteer Automotive Group Ltd.	665,199
445,195	Ping An Bank Co. Ltd., Class A	1,317,388
101,999	Ping An Insurance Group Co. of China Ltd., Series H	1,241,289
59,370	Sany Heavy Industry Co. Ltd., Class A	318,224
133,000	Shimao Property Holdings Ltd.	423,646
191,000	SITC International Holdings Co. Ltd.	412,495
312,200	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	374,617

		11,593,162

Greece — 0.74%
271,992	Alpha Bank AE*	314,993

Hong Kong — 1.85%
1,917,000	Pacific Basin Shipping Ltd.	361,623
152,000	Xinyi Glass Holdings Ltd.	425,151

		786,774

Hungary — 1.94%
48,521	MOL Hungarian Oil & Gas Plc*	357,727
10,350	OTP Bank Plc*	466,418

		824,145

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)
December 31, 2020 (Unaudited)

Shares		Value

India — 7.26%
193,835	Apollo Tyres Ltd.	$473,115
73,827	Axis Bank Ltd.*	628,410
160,390	Indiabulls Housing Finance Ltd.	484,035
12,729	Infosys Ltd.	218,210
35,065	Mahindra & Mahindra Ltd.	346,765
157,087	Redington India Ltd.	285,018
44,955	Shriram Transport Finance Co. Ltd.	644,580

		3,080,133

Indonesia — 0.91%
872,800	Bank Negara Indonesia Persero Tbk PT	384,326

Korea — 16.98%
1,746	Com2uSCorp	256,509
8,045	DB Insurance Co. Ltd.	324,219
3,439	E-MART, Inc.	480,228
10,606	Fila Holdings Corp.	427,718
17,795	Hana Financial Group, Inc.	566,795
3,744	Hyundai Motor Co.*	663,635
6,240	LG Corp.	503,524
4,039	Mando Corp.	219,105
35,139	Samsung Electronics Co. Ltd.	2,624,023
5,907	SK Hynix, Inc.	645,213
5,714	SKC Co. Ltd.	495,464

		7,206,433

Mexico — 3.31%
95,100	Cemex SAB de CV, ADR*	491,667
492,114	Gentera SAB de CV*	245,569
203,900	PLA Administradora Industrial S de RL de CV, REIT	313,952
76,200	Regional SAB de CV*	352,443

		1,403,631

Pakistan — 0.76%
389,574	Habib Bank Ltd.	322,540

Peru — 1.31%
3,400	Credicorp Ltd.	557,668

Philippines — 1.83%
384,200	Ayala Land, Inc.*	327,378
161,610	Security Bank Corp.	450,906

		778,284

Russia — 3.96%
5,751	LUKOIL PJSC, ADR	391,143
18,911	MMC Norilsk Nickel PJSC, ADR	589,430

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)
December 31, 2020 (Unaudited)

Shares		Value

654,400	Sistema PJSFC	$254,458
133,200	VEON Ltd., ADR	201,132
6,759	X5 Retail Group NV, GDR	244,062

		1,680,225

South Africa — 6.71%
538,935	Growthpoint Properties Ltd.	461,670
182,554	Imperial Logistics Ltd.	463,375
1,184,276	KAP Industrial Holdings Ltd.*	256,431
21,284	Mr Price Group Ltd.	247,003
89,140	MTN Group Ltd.	367,896
5,129	Naspers Ltd., N Shares	1,050,290

		2,846,665

Taiwan — 9.33%
40,498	Chailease Holding Co. Ltd.	242,401
49,000	FLEXium Interconnect, Inc.	211,845
51,979	Innodisk Corp.	307,752
20,000	Lotes Co. Ltd.	338,896
14,000	MediaTek, Inc.	373,342
27,000	Merida Industry Co. Ltd.	226,890
124,000	Primax Electronics Ltd.	215,718
47,000	Sercomm Corp.	130,663
101,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,910,665

		3,958,172

Thailand — 0.84%
963,500	Krung Thai Bank Public Co. Ltd., FOR	356,693

Turkey — 0.90%
135,059	KOC Holding AS	383,289

United Arab Emirates — 0.78%
385,058	Aldar Properties PJSC	330,905

United States — 1.38%
330,000	Samsonite International SA*,(a)	586,113

Vietnam — 1.33%
191,475	Hoa Phat Group JSC	344,727
56,100	Vinhomes JSC*,(a)	217,515

		562,242

Total Common Stocks		40,904,328

(Cost $33,535,570)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)
December 31, 2020 (Unaudited)

Shares		Value

Preferred Stocks — 3.24%
Brazil — 2.50%
53,500	Centrais Eletricas Brasileiras SA, Class B	$381,098
124,700	Petroleo Brasileiro SA	680,374

		1,061,472

Colombia — 0.74%
29,312	Banco Davivienda SA*	310,842

Total Preferred Stocks		1,372,314

(Cost $1,146,154)

Investment Company — 0.46%
195,153	U.S. Government Money Market Fund,
	RBC Institutional Class 1 (b)	195,153

Total Investment Company		195,153

(Cost $195,153)

Total Investments		$42,471,795
(Cost $34,876,877) — 100.09%

Liabilities in excess of other assets — (0.09)%		(36,799)

NET ASSETS — 100.00%		$42,434,996

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)
December 31, 2020 (Unaudited)

Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	23.69%
Information Technology	20.81%
Consumer Discretionary	18.42%
Industrials	8.92%
Materials	8.25%
Real Estate	5.77%
Communication Services	5.62%
Energy	3.37%
Health Care	2.17%
Consumer Staples	1.71%
Utilities	0.90%
Other	0.37%
100.00%